Accounts Receivables - Schedule of Changes in the Allowance for Doubtful Accounts (Detail) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Balances at the beginning of the year	R$ (14,716)	R$ (12,723)
Business combination – Azul Conecta	(380)	0
(Inclusions) and reversals	(3,205)	(1,993)
Write-off of uncollectible amounts	2,170	0
Balances at the end of the year	R$ (16,131)	R$ (14,716)